Balance Sheets Details - Schedule of Accrued Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Payables and Accruals [Abstract]
Accrued R&D costs	$ 9,043	$ 418
Accrued compensation	3,664	790
Accrued audit, tax and filing fees	556	381
Accrued other	862	786
Total	$ 14,125	$ 2,375